LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2024
Lease liabilities [Abstract]
LEASE OBLIGATIONS [Text Block]

15. Lease obligations

The Company has a lease agreement for the head office location in Toronto, Canada with a monthly basic rent obligation of approximately $4,079 (Cdn $5,525) starting March 1, 2023 for a 3 year term.

On March 1, 2023, the Company recognized a right-of-use asset and a lease liability of $246,809 (Cdn $335,068) for its office lease agreement. The right-of-use asset is being amortized on a straight-line basis over the lease term. The lease payments are discounted using an interest rate of 5.89%, which is the Company's incremental borrowing rate. As at December 31, 2024, the undiscounted cash flows for this office lease agreement to February 28, 2026 were $101,505.

Changes in the lease obligation for the years ended December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Balance - beginning of the period	$182,672	$246,809
Liability settled	$(90,156)	$(75,130)
Interest expense	$8,988	$10,993
Balance - end of the period	$101,505	$182,672

Current portion	$83,575	$79,989
Long-term portion	$17,930	$102,683
Total lease obligation	$101,505	$182,672

For the year ended December 31, 2024, the Company recognized lease revenues of $nil in the consolidated statements of loss and comprehensive loss from its sub-lease arrangement with Gentor Resources Inc. (year ended December 31, 2023 - $nil; year ended December 31, 2022 - $50,767). The Company has an exploration office lease in Congo, which can be cancelled with three months notices in advance without any penalty. For the year ended December 31, 2024, the lease expense in the amount of $20,400 (year ended December 31, 2023 - $20,400; year ended December 31, 2022 - $20,400) in relation to the Congo office, was capitalized to exploration and evaluation assets.